SUBSEQUENT EVENTS (Details Narrative)			1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 15, 2018 shares	Oct. 01, 2018 USD ($) Number $ / shares shares	Apr. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares
Proceeds from sale of common stock | $				$ 75,000	$ 195,055	$ 795,000	$ 1,125,101
Sale of common stock, per share | $ / shares				$ 2.00
Common stock, per share | $ / shares				$ 0.00001		$ 0.00001	$ 0.00001
Subsequent Event [Member]
Common stock purchase agreement, description	The Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Triton Funds, LP, a Delaware limited partnership (the “Purchaser”), pursuant to which the Purchaser has the right to right to purchase up to $1,000,000 of shares of common stock (the “Shares”) of the Company at a purchase price equal to 75% of the lowest closing price of the common stock of the Company on the over-the-counter markets for the five business days prior to a purchase. The Purchaser, however, will not have the right to purchase more than $300,000 of common stock of the Company within a period of every 30 business days. The Company has the right to terminate the Purchase Agreement at any time, and the Purchase Agreement shall terminate automatically on June 30, 2019, unless earlier terminated.
Sale of common stock			12,500
Proceeds from sale of common stock | $			$ 25,000
Sale of common stock, per share | $ / shares			$ 2.00
Subsequent Event [Member] | Non-binding letter Agreement [Member]
Common stock shares reserved for future issuance	25,000
Subsequent Event [Member] | Subscription Agreement [Member]
Common stock, shares offered			1,000,000
Common stock, per share | $ / shares			$ 2.00
Subsequent Event [Member] | Accredited Investors One [Member]
Sale of common stock		12,500
Proceeds from sale of common stock | $		$ 25,000
Sale of common stock, per share | $ / shares		$ 2.00
Number of investors | Number		1
Subsequent Event [Member] | Accredited Investors [Member]
Sale of common stock, per share | $ / shares		$ 1.21
Number of investors | Number		6
Aggregate common stock shares issued		895,000
Subsequent Event [Member] | SBS Management [Member]
Common stock shares reserved for future issuance		250,000
Subsequent Event [Member] | JJ Southard [Member]
Common stock shares reserved for future issuance		225,000
Subsequent Event [Member] | Chris Bridges [Member]
Common stock shares reserved for future issuance		200,000
Subsequent Event [Member] | John Brady [Member]
Common stock shares reserved for future issuance		200,000
Subsequent Event [Member] | Two Persons [Member]
Common stock shares reserved for future issuance		10,000